Derivative Financial Instruments and Hedge Accounting - Summary of Amounts Related to Items Designated as Hedging Instruments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [line items]
Hedging gains/(losses) recognised in OCI	£ 9	£ 15
Financial liabilities - derivative financial instruments [member]
Disclosure of detailed information about hedges [line items]
Carrying amount of hedging instruments	(19)	(17)
Change in value of hedging instrument used to determine hedge ineffectiveness	(2)	3
Nominal amounts of hedging instruments	(400)	(355)
Hedging gains/(losses) recognised in OCI	(2)	3
Hedge ineffectiveness recognised in profit or loss	0	0
Financial liabilities - borrowings [member]
Disclosure of detailed information about hedges [line items]
Carrying amount of hedging instruments	(240)	(246)
Change in value of hedging instrument used to determine hedge ineffectiveness	4	1
Nominal amounts of hedging instruments	(240)	(246)
Hedging gains/(losses) recognised in OCI	4	1
Hedge ineffectiveness recognised in profit or loss	£ 0	£ 0